Long-term debt, current and non-current	12 Months Ended
Dec. 31, 2019
Long-term debt, current and non-current [Abstract]
Long-term debt, current and non-current

6. Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2019	2018
9.5% Senior Unsecured Bond	100,000	100,000
Secured Term Loans	378,298	434,850
Total debt outstanding	$478,298	$534,850
Less related deferred financing costs	(3,347)	(4,303)
Total debt, net of deferred financing costs	$474,951	$530,547
Less: Current portion of long term debt, net of deferred financing costs current	(40,205)	(96,434)
Long-term debt, net of current portion and deferred financing costs, non-current	$434,746	$434,113

8.5% Unsecured Senior Notes: On May 20, 2015, the Company offered $63,250 aggregate principal amount of 8.5% Senior Notes due 2020 (the “Notes”), including an overallotment, at the price of $25.0 per Note, pursuant to an approval obtained by a special committee of the Board of Directors. As part of the offering, the underwriters sold $12,750 aggregate principal amount of the Notes to, or to entities affiliated with, the Company’s chief executive officer, Mr. Simeon Palios, and other executive officers and certain directors of the Company at the public offering price. On October 29, 2018, the Company completed the redemption of all of its outstanding 8.50% Senior Notes due 2020 which until then had traded on the NYSE under the ticker symbol “DSXN”. The redemption price was equal to 100% of the principal amount of the Notes, plus accrued and unpaid interest to, but excluding, the date of redemption. The Notes bore interest at a rate of 8.5% per year, payable quarterly in arrears on the 15th day of February, May, August and November of each year. The Notes included financial and other covenants, including maximum net borrowings and minimum tangible net worth.

9.5% Senior Unsecured Bond: On September 27, 2018, the Company issued a $100,000 senior unsecured bond (the “Bond”) maturing in September 2023 and may issue up to an additional $25,000 of the Bond on one or more occasions. The bond ranks ahead of subordinated capital and ranks the same with all other senior unsecured obligations of the Company other than obligations which are mandatorily preferred by law. Entities affiliated with the Company’s chief executive officer, Mr. Simeon Palios, and other executive officers and directors of the Company purchased $16,200 aggregate principal amount of the Bond. The Bond bears interest from September 27, 2018 at a US Dollar fixed-rate coupon of 9.50% and is payable semi-annually in arrears in March and September of each year. The Bond is callable in whole or in parts in three years at a price equal to 103% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value. The bond includes financial and other covenants and is trading on the Oslo Stock Exchange under the ticker symbol “DIASH01”.

Secured Term Loans: The Company, through its subsidiaries, has entered into various long term loan agreements with bank institutions to partly finance or, as the case may be, refinance part of the acquisition cost of certain of its fleet vessels. The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 1% to 2.5%. Their maturities range from March 2021 to January 2032. For 2019 and 2018, the weighted average interest rates of the secured term loans were 4.56% and 4.31%, respectively.

Under the secured term loans outstanding as of December 31, 2019, 32 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $765,736. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager’s undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the Guarantor, maintained in the bank accounts of the borrowers, or the Guarantor.

As at December 31, 2019 and 2018, the minimum cash deposits required to be maintained at all times under the Company’s loan facilities, amounted to $21,000 and $24,000, respectively and is included in “Restricted cash” in the accompanying consolidated balance sheets. Furthermore, the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends following the occurrence of an event of default.

During the year ended December 31, 2019, the Company had the following agreements with banks, either as a borrower or as a guarantor, to guarantee the loans of its subsidiaries:

Bremer Landesbank: On November 12, 2009, the Company drew down $40,000 under a secured loan agreement, which was repayable in 40 quarterly installments of $900 each plus one balloon installment of $4,000 payable together with the last installment on November 12, 2019. The loan bore interest at LIBOR plus a margin of 2.15% per annum. The loan was prepaid in full in June 2019.

Export-Import Bank of China and DnB NOR Bank ASA: On February 15, 2012, the Company drew down a first tranche of $37,450, under a secured loan agreement, which is repayable in 40 quarterly installments of approximately $628 each and a balloon of $12,332 payable together with the last installment on February 15, 2022. On May 18, 2012, the Company drew down, under the same agreement, a second tranche of $34,640, which is repayable in 40 quarterly installments of approximately $581 each and a balloon of $11,410 payable together with the last installment on May 18, 2022. The loan bears interest at LIBOR plus a margin of 2.50% per annum.

On May 22, 2014, the Company drew down $15,000 under a secured loan agreement, which was repayable in 19 quarterly installments of $250 each and a balloon of $10,250 payable together with the last installment on February 22, 2019, on which date the loan was repaid. The loan bore interest at LIBOR plus a margin of 3.0% per annum.

On May 10, 2016, the Company drew down $13,510 under a secured loan agreement, which was payable in seven equal consecutive quarterly installments of about $20 each, four equal consecutive quarterly installments of about $283 and a balloon of about $12,242 payable together with the last installment on January 4, 2019, on which date it was repaid. The loan bore interest at LIBOR plus a margin of 3% per annum.

Credit Agricole Corporate and Investment Bank (“Credit Agricole”): On September 15, 2011, the Company drew down $15,000 under a secured loan agreement with Emporiki Bank of Greece S.A., transferred to Credit Agricole on December 13, 2012. The loan is repayable in 20 equal semiannual installments of $500 each and a balloon payment of $5,000 to be paid together with the last installment on September 15, 2021. The loan bears interest at LIBOR plus a margin of 2.5% per annum, or 1% for such loan amount that is equivalently secured by cash pledge in favor of the bank. The Company maintains the equivalent of the loan balance in cash pledge in favour of the bank and pays the lower interest margin.

Commonwealth Bank of Australia, London Branch: On January 13, 2014, the Company drew down $9,500 under a secured loan agreement, which is repayable in 32 equal consecutive quarterly installments of $156 each and a balloon of $4,500 payable on January 13, 2022. The loan bears interest at LIBOR plus a margin of 2.25%.

BNP Paribas (“BNP”): On December 19, 2014, the Company drew down $53,500 under a secured loan agreement, which is repayable in 14 equal semi-annual installments of approximately $1,574 and a balloon of $31,466 payable on November 30, 2021. The loan bears interest at LIBOR plus a margin of 2%. Additionally, on July 16, 2018, the Company drew down $75,000 under a new secured loan agreement with BNP. The loan is repayable in 20 consecutive quarterly installments of $1,562.5 and a balloon installment of $43,750 payable together with the last installment on July 16, 2023. The loan bears interest at LIBOR plus a margin of 2.3%.

Nordea Bank AB, London Branch: On March 19, 2015, the Company drew down $93,080 under a secured loan agreement, which is repayable in 24 equal consecutive quarterly installments of about $1,862 each and a balloon of about $48,402 payable together with the last installment on March 19, 2021. The loan bears interest at LIBOR plus a margin of 2.1%.

ABN AMRO Bank N.V.: On March 30, 2015, the Company drew down $50,160 under a secured loan agreement, which is repayable in 24 equal consecutive quarterly installments of about $994 each and a balloon of $26,310 payable together with the last installment on March 30, 2021. The loan bears interest at LIBOR plus a margin of 2.0%.

On March 30, 2016, the Company drew down $25,755 under a new secured loan agreement, which was repayable in eight consecutive quarterly installments of $855 each and a balloon installment of $18,915 payable together with the last installment on June 30, 2019. The loan bore interest and LIBOR plus a margin of 3.00%. The loan was prepaid in full and was refinanced with a new loan agreement dated June 27, 2019. The Company drew down $25,000 under the new loan agreement, which is repayable in 20 consecutive quarterly installments of $800 each and a balloon installment of $9,000 payable together with the last installment on June 28, 2024. The loan bears interest and LIBOR plus a margin of 2.25%,

Danish Ship Finance A/S: On April 30, 2015, the Company drew down $30,000 under a loan agreement, which is repayable in 28 equal consecutive quarterly installments of $500 each and a balloon of $16,000 payable together with the last installment on April 30, 2022. The loan bears interest at LIBOR plus a margin of 2.15%.

ING Bank N.V.: On November 19, 2015, the Company drew down advance A of $27,950 under a secured loan agreement, which is repayable in 28 consecutive quarterly installments of about $466 each and a balloon installment of about $14,907 payable together with the last installment on November 19, 2022. Advance B of $11,733 was drawn on October 6, 2015 and is repayable in 28 consecutive quarterly installments of about $293 each and a balloon installment of about $3,520 payable together with the last installment on October 6, 2022. The loan bears interest at LIBOR plus a margin of 1.65%.

Export-Import Bank of China: On January 4, 2017, the Company drew down $57,240 under a secured loan agreement, which is repayable in 60 equal quarterly instalments of $954 each by January 4, 2032 and bears interest at LIBOR plus a margin of 2.3%.

DNB Bank ASA.: On March 14, 2019, the Company drew down $19,000 under a secured loan agreement, which is repayable in 20 consecutive quarterly instalments of $477.3 and a balloon of $9,454 payable together with the last installment on March 14, 2024. The loan bears interest at LIBOR plus a margin of 2.4%.

As at December 31, 2019 and 2018, the Company was in compliance with all of its loan covenants.

The maturities of the Company’s debt facilities described above, as at December 31, 2019, and throughout their term, are shown in the table below:

Period	Principal Repayment
Year 1	$41,242
Year 2	143,853
Year 3	83,827
Year 4	157,363
Year 5	24,347
Year 6 and thereafter	27,666
Total	$478,298